Average Annual Total Returns (REIT Index Portfolio Annuity)	REIT Index Portfolio REIT Index Portfolio - REIT Index Portfolio 1/1/2014 - 12/31/2014	MSCI US REIT Index REIT Index Portfolio REIT Index Portfolio - REIT Index Portfolio 1/1/2014 - 12/31/2014	REIT Spliced Index REIT Index Portfolio REIT Index Portfolio - REIT Index Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.11%	30.38%	30.38%
Five Years	16.81%	17.05%	17.05%
Ten Years	8.29%	8.31%	8.48%